UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Accumulative Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 10.2%
BE Aerospace, Inc. (A)	125	$4,441
Boeing Company (The)	270	19,961
General Dynamics Corporation	380	29,093
Honeywell International Inc.	195	11,643
Ladish Co., Inc. (A)	160	8,764
Precision Castparts Corp.	260	38,267
Rockwell Collins, Inc.	350	22,691

		134,860

Air Freight & Logistics – 2.0%
FedEx Corporation	155	14,499
United Parcel Service, Inc., Class B	155	11,520
UTi Worldwide Inc.	36	732

		26,751

Apparel Retail – 0.7%
American Eagle Outfitters, Inc.	450	7,150
Urban Outfitters, Inc. (A)	60	1,790

		8,940

Apparel, Accessories & Luxury Goods – 1.6%
Columbia Sportswear Company	14	802
Under Armour, Inc., Class A (A)(B)	300	20,415

		21,217

Application Software – 0.2%
salesforce.com, inc. (A)	24	3,206

Asset Management & Custody Banks – 1.6%
BlackRock, Inc., Class A	10	2,010
Invesco Ltd.	725	18,531

		20,541

Auto Parts & Equipment – 2.4%
BorgWarner Inc. (A)	300	23,906
Gentex Corporation	270	8,168

		32,074

Automobile Manufacturers – 0.5%
Bayerische Motoren Werke AG (C)	55	4,588
Ford Motor Company (A)	135	2,013

		6,601

Biotechnology – 2.2%
Gilead Sciences, Inc. (A)	590	25,041
Vertex Pharmaceuticals Incorporated (A)	80	3,834

		28,875

Broadcasting – 0.9%
CBS Corporation, Class B	115	2,880
Discovery Holding Company, Class A (A)	215	8,578

		11,458

Communications Equipment – 1.1%
Cisco Systems, Inc.	150	2,573
QUALCOMM Incorporated	215	11,788

		14,361

Computer Hardware – 6.4%
Apple Inc. (A)	245	85,371

Computer Storage & Peripherals – 1.0%
NetApp, Inc. (A)	268	12,912

Construction & Farm Machinery & Heavy Trucks – 1.9%
Caterpillar Inc.	73	8,129
Cummins Inc.	28	3,069
Westinghouse Air Brake Technologies Corporation	200	13,566

		24,764

Consumer Finance – 0.9%
American Express Company	255	11,526

Data Processing & Outsourced Services – 2.4%
MasterCard Incorporated, Class A	43	10,824
Visa Inc., Class A	275	20,245

		31,069

Diversified Banks – 0.1%
Wells Fargo & Company	40	1,268

Electrical Components & Equipment – 0.2%
Acuity Brands, Inc.	55	3,217

Fertilizers & Agricultural Chemicals – 0.8%
Monsanto Company	150	10,839

Health Care Distributors – 1.0%
McKesson Corporation	160	12,648

Health Care Equipment – 1.3%
DexCom, Inc. (A)	75	1,164
Hologic, Inc. (A)	700	15,540

		16,704

Health Care Facilities – 0.7%
Community Health Systems, Inc. (A)	100	3,999
HCA Holdings, Inc. (A)	167	5,639

		9,638

Hotels, Resorts & Cruise Lines – 1.4%
Hyatt Hotels Corporation, Class A (A)	70	3,013
Starwood Hotels & Resorts Worldwide, Inc.	265	15,402

		18,415

Household Products – 1.5%
Procter & Gamble Company (The)	330	20,328

Human Resource & Employment Services – 1.1%
Manpower Inc.	240	15,079

Hypermarkets & Super Centers – 2.4%
Costco Wholesale Corporation	430	31,527

Industrial Conglomerates – 0.5%
General Electric Company	305	6,115

Industrial Gases – 0.3%
Air Products and Chemicals, Inc.	45	4,058

Integrated Oil & Gas – 5.1%
ConocoPhillips	250	19,965
Exxon Mobil Corporation	530	44,589
Petroleo Brasileiro S.A. – Petrobras, ADR	65	2,628

		67,182

Internet Software & Services – 2.9%
eBay Inc. (A)	115	3,570
Google Inc., Class A (A)	60	35,172

		38,742

Investment Banking & Brokerage – 4.1%
Charles Schwab Corporation (The)	1,295	23,349
Goldman Sachs Group, Inc. (The)	159	25,197
Morgan Stanley	230	6,284

		54,830

Managed Health Care – 0.4%
WellPoint, Inc.	75	5,234

Oil & Gas Drilling – 2.9%
Diamond Offshore Drilling, Inc.	40	3,108
Patterson-UTI Energy, Inc.	540	15,871
Transocean Inc. (A)	245	19,097

		38,076

Oil & Gas Equipment & Services – 5.8%
Halliburton Company (B)	505	25,169
Schlumberger Limited (B)	560	52,225

		77,394

Oil & Gas Exploration & Production – 5.2%
Equitable Resources, Inc.	485	24,202
Noble Energy, Inc. (B)	120	11,598
Southwestern Energy Company (A)(B)	395	16,973
Ultra Petroleum Corp. (A)	340	16,745

		69,518

Other Diversified Financial Services – 2.1%
Bank of America Corporation	275	3,666
JPMorgan Chase & Co.	535	24,663

		28,329

Packaged Foods & Meats – 0.4%
Mead Johnson Nutrition Company	90	5,214

Paper Packaging – 1.2%
Sealed Air Corporation	600	15,996

Pharmaceuticals – 1.9%
Allergan, Inc.	220	15,624
Teva Pharmaceutical Industries Limited, ADR	200	10,034

		25,658

Publishing – 0.1%
Valassis Communications, Inc. (A)	55	1,603

Restaurants – 1.5%
McDonald’s Corporation	215	16,359
Starbucks Corporation	90	3,326

		19,685

Semiconductors – 2.2%
ARM Holdings plc, ADR	50	1,409
Broadcom Corporation, Class A	160	6,301
First Solar, Inc. (A)	72	11,580
Microchip Technology Incorporated	275	10,453

		29,743

Soft Drinks – 1.7%
Coca-Cola Company (The)	200	13,270
PepsiCo, Inc.	95	6,119
Primo Water Corporation (A)	225	2,756

		22,145

Specialized Consumer Services – 0.4%
H&R Block, Inc.	295	4,938

Specialty Chemicals – 1.5%
Ecolab Inc.	375	19,133

Systems Software – 0.3%
Oracle Corporation	100	3,337

Tobacco – 1.6%
Philip Morris International Inc.	320	21,002

Trucking – 1.4%
J.B. Hunt Transport Services, Inc.	405	18,395

TOTAL COMMON STOCKS – 90.0%		$1,190,516
(Cost: $899,952)

SHORT-TERM SECURITIES	Principal

Commercial Paper (D) – 3.5%
AT&T Inc.,
0.260%, 4–18–11	$10,000	9,999
Bemis Company, Inc.,
0.300%, 4–15–11	6,000	5,999
Caterpillar Financial Services Corporation,
0.000%, 4–1–11	7,000	7,000
Clorox Co.,
0.250%, 4–6–11	6,000	6,000
Corporacion Andina de Fomento,
0.240%, 5–9–11	6,000	5,998
Harley-Davidson Funding Corp.,
0.000%, 4–1–11	2,491	2,491
PACCAR Financial Corp.,
0.160%, 4–14–11	6,400	6,400

		43,887

Commercial Paper (backed by irrevocable letter of credit) (D) – 4.4%
Avon Capital Corp. (Avon Products, Inc.),
0.240%, 4–12–11	7,000	6,999
Citigroup Funding Inc. (Citigroup Inc.):
0.230%, 5–16–11	3,000	2,999
0.270%, 6–1–11	5,000	4,998
COFCO Capital Corp. (Rabobank Nederland),
0.230%, 4–14–11	15,000	14,998
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.):
0.220%, 4–5–11	10,000	9,999
0.230%, 4–6–11	10,000	10,000
John Deere Credit Limited (John Deere Capital Corporation),
0.190%, 4–13–11	5,000	5,000
River Fuel Company #2, Inc. (Bank of Nova Scotia),
0.290%, 4–29–11	5,000	4,999

		59,992

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.127%, 4–1–11 (E)	3,023	3,023

Municipal Obligations – Taxable – 2.6%
Indl Dev Auth of Phoenix, AZ, Adj Mode, Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (Wachovia Bank, N.A.),
0.230%, 4–7–11 (E)	10,000	10,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj) (Chevron Corporation),
0.200%, 4–1–11 (E)	2,000	2,000
Norfolk, VA, Redev and Hsng Auth, Var Rate Demand Rev and Rfdg Bonds (Old Dominion Univ Real Estate Fndtn 45th Street Parking Garage, LLC Univ Vlg Parking Fac Proj), Ser 2008 (Bank of America, N.A.),
0.250%, 4–1–11 (E)	2,770	2,770
NYC GO Bonds, Fiscal 2006 Ser E (Bank of America, N.A.),
0.240%, 4–1–11 (E)	10,287	10,287
Public Bldg Auth of Montgomery Cnty, TN, Adj Rate Pooled Fin, Rev Bonds (TN Cnty Loan Pool), Ser 2008 (Bank of America, N.A.),
0.260%, 4–1–11 (E)	9,070	9,070

		34,127

TOTAL SHORT-TERM SECURITIES – 10.7%		$141,029
(Cost: $141,029)

TOTAL INVESTMENT SECURITIES – 100.7%	$1,331,545
(Cost: $1,040,981)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7%)	(9,543)

NET ASSETS – 100.0%	$1,322,002

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,190,516	$—	$—
Short-Term Securities	—	141,029	—
Total	$1,190,516	$141,029	$—
Liabilities
Written Options	$350	$—	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A) No dividends were paid during the preceding 12 months.

(B)	Securities serve as cover or collateral for the following written options outstanding at March 31, 2011:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
Halliburton Company	Goldman, Sachs & Company	1	May 2011	$55.00	$55	$(58)
Noble Energy, Inc.:	Goldman, Sachs & Company	—*	May 2011	110.00	8	(8)
	Goldman, Sachs & Company	—*	May 2011	105.00	20	(25)
salesforce.com, inc.	Morgan Stanley Smith Barney LLC	—*	May 2011	150.00	10	(12)
Schlumberger Limited:	Goldman, Sachs & Company	—*	May 2011	100.00	48	(43)
	Goldman, Sachs & Company	1	May 2011	105.00	41	(36)
Southwestern Energy Company	Goldman, Sachs & Company	—*	May 2011	48.00	26	(20)
Under Armour, Inc., Class A	Goldman, Sachs & Company	1	April 2011	75.00	48	(11)
					$256	$(213)

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value
Amazon.com, Inc.	Goldman, Sachs & Company	—*	April 2011	$150.00	$35	$(3)
Apple Inc.	Morgan Stanley Smith Barney LLC	—*	May 2011	305.00	31	(30)
eBay Inc.	Morgan Stanley Smith Barney LLC	1	May 2011	28.00	48	(60)
NIKE, Inc., Class B	Goldman, Sachs & Company	—*	May 2011	70.00	34	(26)
salesforce.com, inc.	Goldman, Sachs & Company	—*	April 2011	110.00	41	(5)
Starbucks Corporation	Goldman, Sachs & Company	1	May 2011	31.00	25	(13)
					$214	$(137)

*	Not shown due to rounding.

(C)	Listed on an exchange outside the United States.

(D)	Rate shown is the yield to maturity at March 31, 2011.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,043,136
Gross unrealized appreciation	299,861
Gross unrealized depreciation	(11,452)
Net unrealized appreciation	$288,409

SCHEDULE OF INVESTMENTS Asset Strategy Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 1.1%
Honeywell International Inc.	605	$36,148

Airlines – 0.6%
Cathay Pacific Airways Limited, H Shares (A)	7,860	18,835

Apparel, Accessories & Luxury Goods – 4.5%
Compagnie Financiere Richemont S.A. (A)	1,499	86,590
LVMH Moet Hennessy – Louis Vuitton (A)	414	65,521

		152,111

Asset Management & Custody Banks – 1.0%
Apollo Global Management, LLC (B)	532	9,578
Blackstone Group L.P. (The)	937	16,759
KKR & Co. L.P.	523	8,582

		34,919

Automobile Manufacturers – 4.3%
Bayerische Motoren Werke AG (A)	589	49,115
Hyundai Motor Company (A)	523	96,804

		145,919

Broadcasting – 1.2%
CBS Corporation, Class B	1,660	41,561

Casinos & Gaming – 10.8%
Sands China Ltd. (A)(B)(C)	48,024	107,179
Wynn Macau, Limited (A)	18,925	52,795
Wynn Macau, Limited (A)(C)	2,644	7,377
Wynn Resorts, Limited	1,545	196,615

		363,966

Commodity Chemicals – 0.6%
PTT Chemical Public Company Limited (A)(C)	4,378	21,421

Communications Equipment – 1.2%
Juniper Networks, Inc. (B)	928	39,029

Computer Hardware – 3.4%
Apple Inc. (B)	334	116,278

Computer Storage & Peripherals – 1.9%
NetApp, Inc. (B)	1,348	64,956

Construction & Engineering – 0.5%
China Railway Construction Corporation Limited, H Shares (A)(B)	8,599	8,932
China Railway Group Limited, H Shares (A)	14,435	9,316

		18,248

Construction & Farm Machinery & Heavy Trucks – 4.1%
AB Volvo, Class B (A)	2,204	38,755
AB Volvo, Class B (A)(C)	687	12,081
Caterpillar Inc.	315	35,053
Cummins Inc.	338	37,008
Tata Motors Limited, Ordinary Shares (A)	596	16,687

		139,584

Distributors – 1.0%
Li & Fung Limited (A)	6,471	33,153

Diversified Banks – 6.9%
BOC Hong Kong (Holdings) Limited (A)	11,417	37,208
BOC Hong Kong (Holdings) Limited, H Shares (A)(B)	31,301	17,424
China Construction Bank Corporation (A)	17,830	16,710
ICICI Bank Limited (A)	1,754	43,908
Industrial and Commercial Bank of China Limited, H Shares (A)	16,306	13,542
Standard Chartered plc (A)	2,527	65,539
Turkiye Garanti Bankasi Anonim Sirketi (A)	7,957	37,206

		231,537

Diversified Metals & Mining – 0.5%
Teck Cominco Limited (A)	325	17,227

Hotels, Resorts & Cruise Lines – 2.4%
Starwood Hotels & Resorts Worldwide, Inc.	1,393	80,967

Industrial Conglomerates – 1.3%
Hutchison Port Holdings Trust (A)(B)	294	291
Hutchison Whampoa Limited, Ordinary Shares (A)	3,719	44,034

		44,325

Industrial Machinery – 0.8%
Eaton Corporation	489	27,127

Integrated Oil & Gas – 4.0%
ConocoPhillips	1,285	102,588
Exxon Mobil Corporation	390	32,836

		135,424

Internet Software & Services – 6.0%
Baidu.com, Inc., ADR (B)	673	92,733
eBay Inc. (B)	266	8,241
Google Inc., Class A (B)	93	54,401
Tencent Holdings Limited (A)	1,851	45,094

		200,469

Investment Banking & Brokerage – 1.6%
Goldman Sachs Group, Inc. (The)	340	53,816

IT Consulting & Other Services – 2.7%
Cognizant Technology Solutions Corporation, Class A (B)	1,133	92,226

Life & Health Insurance – 1.9%
AIA Group Limited (A)(B)	2,650	8,159
AIA Group Limited (A)(B)(C)	14,591	44,925
Ping An Insurance (Group) Company of China, Ltd. (A)(C)	620	6,280
Ping An Insurance (Group) Company of China, Ltd., A Shares (A)(B)	879	6,641

		66,005

Multi-Line Insurance – 2.1%
China Pacific Insurance (Group) Co. Ltd., H Shares (A)	16,677	70,109

Oil & Gas Drilling – 1.5%
Seadrill Limited (A)	1,414	51,150

Oil & Gas Equipment & Services – 5.1%
Halliburton Company	1,392	69,367
National Oilwell Varco, Inc.	419	33,222
Schlumberger Limited	729	67,940

		170,529

Oil & Gas Storage & Transportation – 0.3%
Kinder Morgan, Inc. (B)		392	11,607

Packaged Foods & Meats – 0.9%
Mead Johnson Nutrition Company		505	29,243

Pharmaceuticals – 0.4%
Allergan, Inc.		181	12,848

Restaurants – 0.8%
Starbucks Corporation		730	26,970

Semiconductor Equipment – 1.1%
ASML Holding N.V., Ordinary Shares (A)		882	38,878

Semiconductors – 2.3%
ARM Holdings plc, ADR		283	7,978
Broadcom Corporation, Class A		934	36,772
First Solar, Inc. (B)		204	32,860

			77,610

Systems Software – 1.0%
Oracle Corporation		976	32,552

Tobacco – 1.3%
Philip Morris International Inc.		702	46,092

TOTAL COMMON STOCKS – 81.1%			$2,742,839
(Cost: $1,984,667)

INVESTMENT FUNDS – 0.1%
Multiple Industry
Vietnam Azalea Fund Limited (B)(D)(E)		1,100	$4,686

(Cost: $7,268)

PREFERRED STOCKS
Automobile Manufacturers – 4.8%
Volkswagen AG (A)		728	118,223
Volkswagen AG (A)(C)		280	45,459

			163,682

Diversified Banks – 1.6%
Itau Unibanco Holding S.A., ADR		2,242	53,923

TOTAL PREFERRED STOCKS – 6.4%			$217,605
(Cost: $125,634)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation,
3.130%, 1–18–15 (F)		$2,400	2,371

Construction Materials – 0.1%
CEMEX Espana, S.A.,
9.250%, 5–12–20 (C)		2,789	2,891

Forest Products – 0.0%
Sino-Forest Corporation,
10.250%, 7–28–14 (C)		1,325	1,467

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15		830	855

Independent Power Producers & Energy Traders – 0.2%
CESP – Companhia Energetica de Sao Paulo,
9.750%, 1–15–15 (C)(G)	BRL	8,400	7,034

TOTAL CORPORATE DEBT SECURITIES – 0.4%			$14,618
(Cost: $12,074)

PUT OPTIONS – 0.0%	Number of Contracts
BOVESPA Futures,
Apr $61,660.00, Expires 4–18–11	1	$31

(Cost: $945)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal
Mortgage-Backed Obligations – 0.2%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.500%, 9–15–17 (H)	$1,283	105
5.000%, 11–15–17 (H)	590	37
5.000%, 4–15–19 (H)	1,117	77
5.000%, 11–15–22 (H)	250	8
5.500%, 3–15–23 (H)	924	105
5.000%, 5–15–23 (H)	486	24
5.000%, 8–15–23 (H)	437	29
5.500%, 4–15–25 (H)	138	4
5.500%, 10–15–25 (H)	3,908	547
5.500%, 2–15–30 (H)	255	5
5.000%, 8–15–30 (H)	188	8
5.500%, 3–15–31 (H)	589	26
5.500%, 10–15–32 (H)	2,398	241
5.500%, 5–15–33 (H)	2,127	403
6.000%, 11–15–35 (H)	1,462	276
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 5–25–22 (H)	179	4
5.500%, 6–25–23 (H)	1,212	152
5.000%, 8–25–23 (H)	1,084	66
5.000%, 11–25–23 (H)	1,063	92
5.000%, 9–25–30 (H)	888	25
5.500%, 8–25–33 (H)	2,475	378
5.500%, 12–25–33 (H)	2,839	388
5.500%, 4–25–34 (H)	3,706	714
5.500%, 11–25–36 (H)	4,798	919
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 1–20–30 (H)	972	18
5.000%, 6–20–31 (H)	1,625	84
5.500%, 3–20–32 (H)	1,384	150
5.000%, 7–20–33 (H)	503	58
5.500%, 11–20–33 (H)	2,175	220
5.500%, 6–20–35 (H)	1,455	247
5.500%, 7–20–35 (H)	1,877	232
5.500%, 10–16–35 (H)	1,580	279

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$5,921
(Cost: $9,356)

BULLION – 10.7%	Troy Ounces
Gold	252	$361,763

(Cost: $237,706)

SHORT-TERM SECURITIES	Principal
Commercial Paper (I) – 0.9%
Corporacion Andina de Fomento,
0.240%, 5–9–11	$5,700	5,698
Harley-Davidson Funding Corp.,
0.300%, 4–8–11	5,000	5,000
Kellogg Co.,
0.200%, 4–8–11	10,000	9,999
Prudential Funding LLC,
0.000%, 4–1–11	2,772	2,772
Sara Lee Corporation,
0.260%, 4–8–11	5,000	5,000

		28,469

Commercial Paper (backed by irrevocable letter of credit) (I) – 0.2%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),

0.220%, 4–5–11	5,000	5,000
John Deere Credit Limited (John Deere Capital Corporation),
0.180%, 4–12–11	3,000	3,000

		8,000

TOTAL SHORT-TERM SECURITIES – 1.1%		$36,469
(Cost: $36,469)

TOTAL INVESTMENT SECURITIES – 100.0%		$3,383,932
(Cost: $2,414,119)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		1,541

NET ASSETS – 100.0%		$3,385,473

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,742,839	$—	$—
Investment Funds	—	—	4,686
Preferred Stocks	217,605	—	—
Corporate Debt Securities	—	14,618	—
Put Options	—	31	—
United States Government Agency Obligations	—	5,921	—
Bullion	361,763	—	—
Short-Term Securities	—	36,469	—
Total	$3,322,207	$57,039	$4,686
Forward Foreign Currency Contracts	$—	$1,233	$—
Liabilities
Forward Foreign Currency Contracts	$—	$3,755	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment Funds	Preferred Stocks	Corporate Debt Securities
Beginning Balance 7-1-10	$5,192	$41,855	$2,352
Net realized gain (loss)	—	—	—
Net unrealized appreciation (depreciation)	(506)	—	—
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	(41,855)	(2,352)
Ending Balance 3-31-11	$4,686	$—	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-11	$(506)	$—	$—

Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2011.

The following forward foreign currency contracts were outstanding at March 31, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	541,420	6-25-12	$785	$—
Buy	Chinese Yuan Renminbi	Citibank, N.A.	179,300	6-28-12	448	—
Sell	Japanese Yen	Deutsche Bank AG	14,120,400	4-12-11	—	6
Sell	Japanese Yen	Citibank, N.A.	3,813,600	7-12-11	—	34
Sell	Swiss Franc	Deutsche Bank AG	51,710	4-11-11	—	2,661
Sell	Swiss Franc	Citibank, N.A.	20,390	7-11-11	—	1,054
					$1,233	$3,755

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the total value of these securities amounted to $256,114 or 7.6% of net assets.

(D)	Restricted security. At March 31, 2011, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Vietnam Azalea Fund Limited	6-14-07 to 1-28-09	1,100	$7,268	$4,686

The total value of this security represented 0.1% of net assets at March 31, 2011.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Waddell & Reed Investment Management Company or other related parties, together own approximately 30% of the outstanding shares of this security at March 31, 2011.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(H)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(I)	Rate shown is the yield to maturity at March 31, 2011.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,422,927
Gross unrealized appreciation	995,026
Gross unrealized depreciation	(34,021)
Net unrealized appreciation	$961,005

SCHEDULE OF INVESTMENTS Continental Income Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.4%
General Dynamics Corporation	76	$5,842
Honeywell International Inc.	179	10,688

		16,530

Air Freight & Logistics – 1.2%
Expeditors International of Washington, Inc.	170	8,539

Apparel Retail – 1.1%
Limited Brands, Inc.	224	7,355

Auto Parts & Equipment – 3.1%
BorgWarner Inc. (A)	133	10,583
Johnson Controls, Inc.	247	10,264

		20,847

Broadcasting – 2.1%
CBS Corporation, Class B	554	13,882

Casinos & Gaming – 1.5%
Wynn Resorts, Limited	82	10,371

Computer Hardware – 2.9%
Apple Inc. (A)	56	19,513

Construction & Engineering – 1.2%
Quanta Services, Inc. (A)	378	8,467

Construction & Farm Machinery & Heavy Trucks – 0.8%
Cummins Inc.	47	5,141

Data Processing & Outsourced Services – 1.0%
Paychex, Inc.	224	7,034

Department Stores – 1.1%
Macy’s Inc.	300	7,273

Distillers & Vintners – 1.4%
Brown-Forman Corporation, Class B	141	9,658

Diversified Chemicals – 1.1%
Dow Chemical Company (The)	199	7,497

Electric Utilities – 0.7%
PPL Corporation	196	4,959

Electrical Components & Equipment – 2.3%
Emerson Electric Co.	273	15,975

Footwear – 1.2%
NIKE, Inc., Class B	110	8,350

General Merchandise Stores – 0.9%
Target Corporation	123	6,141

Health Care Distributors – 1.5%
Henry Schein, Inc. (A)	145	10,203

Health Care Facilities – 0.9%
Community Health Systems, Inc. (A)	64	2,551
HCA Holdings, Inc. (A)	106	3,587

		6,138

Health Care Supplies – 1.5%
DENTSPLY International Inc.	272	10,065

Hotels, Resorts & Cruise Lines – 1.6%
Hyatt Hotels Corporation, Class A (A)	262	11,264

Household Products – 1.1%
Colgate-Palmolive Company	92	7,430

Human Resource & Employment Services – 0.7%
Manpower Inc.	72	4,527

Industrial Machinery – 1.3%
Eaton Corporation	161	8,926

Integrated Oil & Gas – 4.3%
ConocoPhillips	199	15,917
Exxon Mobil Corporation	91	7,664
Petroleo Brasileiro S.A. – Petrobras, ADR	149	6,040

		29,621

IT Consulting & Other Services – 1.7%
Accenture plc, Class A	212	11,670

Motorcycle Manufacturers – 1.2%
Harley-Davidson, Inc.	201	8,532

Oil & Gas Equipment & Services – 6.1%
Halliburton Company	243	12,121
National Oilwell Varco, Inc.	217	17,178
Schlumberger Limited	127	11,872

		41,171

Oil & Gas Exploration & Production – 0.8%
Southwestern Energy Company (A)	134	5,771

Oil & Gas Storage & Transportation – 0.3%
Kinder Morgan, Inc. (A)	77	2,267

Other Diversified Financial Services – 2.8%
JPMorgan Chase & Co.	409	18,855

Packaged Foods & Meats – 2.1%
General Mills, Inc.	162	5,903
Mead Johnson Nutrition Company	147	8,527

		14,430

Personal Products – 1.8%
Estee Lauder Companies Inc. (The), Class A	128	12,305

Pharmaceuticals – 1.5%
Allergan, Inc.	150	10,660

Property & Casualty Insurance – 1.3%
Travelers Companies, Inc. (The)	154	9,172

Railroads – 1.7%
Union Pacific Corporation	115	11,308

Real Estate Management & Development – 1.6%
CB Richard Ellis Group, Inc., Class A (A)	411	10,963

Regional Banks – 1.3%
PNC Financial Services Group, Inc. (The)	137	8,655

Restaurants – 1.4%
McDonald’s Corporation	129	9,838

Semiconductor Equipment – 3.1%
ASML Holding N.V., NY Registry Shares	248	11,019
Lam Research Corporation (A)	178	10,057

		21,076

Semiconductors – 2.4%
Microchip Technology Incorporated	429	16,321

Soft Drinks – 1.2%
PepsiCo, Inc.	124	7,987

Tobacco – 1.5%
Philip Morris International Inc.	156	10,238

TOTAL COMMON STOCKS – 72.7%		$496,925
(Cost: $342,243)

CORPORATE DEBT SECURITIES	Principal
Airlines – 0.2%
Southwest Airlines Co.,
6.500%, 3–1–12	$1,500	1,569

Apparel Retail – 0.1%
Limited Brands, Inc.,
6.625%, 4–1–21	915	936

Automobile Manufacturers – 1.0%
Ford Motor Company, Convertible,
4.250%, 11–15–16	4,000	7,249

Brewers – 0.4%
Anheuser-Busch InBev Worldwide Inc.:
3.000%, 10–15–12	1,000	1,028
5.375%, 11–15–14	1,500	1,651

		2,679

Broadcasting – 0.5%
CBS Corporation:
8.875%, 5–15–19	2,000	2,508
4.300%, 2–15–21	1,500	1,416

		3,924

Cable & Satellite – 0.1%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.500%, 3–1–16	500	500

Communications Equipment – 0.1%
Cisco Systems, Inc.,
2.900%, 11–17–14	500	518

Construction & Farm Machinery & Heavy Trucks – 0.2%
John Deere Capital Corporation,
5.250%, 10–1–12	1,250	1,328

Consumer Finance – 0.4%
American Express Credit Corporation,
5.125%, 8–25–14	400	431
Caterpillar Financial Services Corporation,
1.550%, 12–20–13	500	501
Ford Motor Credit Company LLC,
7.000%, 4–15–15	1,500	1,621

		2,553

Data Processing & Outsourced Services – 0.4%
Western Union Company (The),
6.500%, 2–26–14	3,000	3,333

Diversified Banks – 0.5%
Bank of New York Mellon Corporation (The),
1.500%, 1–31–14	1,250	1,245
Barclays Bank plc,
2.375%, 1–13–14	600	603
U.S. Bancorp,
4.200%, 5–15–14	1,500	1,595
Wells Fargo & Company,
3.676%, 6–15–16 (B)	250	251

		3,694

Diversified Capital Markets – 0.5%
Deutsche Bank AG:
3.450%, 3–30–15	750	766
3.250%, 1–11–16	2,500	2,506

		3,272

Diversified Chemicals – 0.2%
E.I. du Pont de Nemours and Company,
3.250%, 1–15–15	1,000	1,036

Diversified Metals & Mining – 0.2%
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	1,000	1,202

Drug Retail – 0.3%
CVS Caremark Corporation,
3.250%, 5–18–15	2,000	2,029

Education Services – 0.2%
Yale University,
2.900%, 10–15–14	1,000	1,032

Environmental & Facilities Services – 0.1%
Republic Services, Inc.,
5.000%, 3–1–20	500	517

Food Retail – 0.3%
Kroger Co. (The),
6.200%, 6–15–12	2,000	2,114

Gold – 0.3%
Newmont Mining Corporation, Convertible,
3.000%, 2–15–12	1,500	1,838

Health Care Services – 0.3%
Quest Diagnostics Incorporated,
3.200%, 4–1–16	2,000	1,984

Home Improvement Retail – 0.1%
Home Depot, Inc. (The),
4.400%, 4–1–21	375	374

Hypermarkets & Super Centers – 0.1%
Wal-Mart Stores, Inc.,
2.875%, 4–1–15	875	894

Industrial Gases – 0.3%
Praxair, Inc.,
4.375%, 3–31–14	2,500	2,676

Industrial Machinery – 0.4%
Illinois Tool Works Inc.,
5.150%, 4–1–14	2,500	2,753

Integrated Oil & Gas – 0.7%
Cenovus Energy Inc.,
4.500%, 9–15–14	1,000	1,073
Chevron Corporation,
3.450%, 3–3–12	1,000	1,027
ConocoPhillips,
4.750%, 2–1–14	2,500	2,711

		4,811

Integrated Telecommunication Services – 0.3%
AT&T Inc.,
4.850%, 2–15–14	2,000	2,161

Investment Banking & Brokerage – 0.4%
Morgan Stanley,
4.100%, 1–26–15	3,000	3,076

IT Consulting & Other Services – 0.4%
International Business Machines Corporation,
2.100%, 5–6–13	3,000	3,059

Life & Health Insurance – 0.8%
MetLife Global Funding I:
2.000%, 1–10–14 (C)	1,000	994
5.125%, 6–10–14 (C)	1,500	1,624
2.500%, 9–29–15 (C)	1,500	1,458
Prudential Financial, Inc.,
4.750%, 9–17–15	1,000	1,063

		5,139

Movies & Entertainment – 0.2%
Viacom Inc.,
4.375%, 9–15–14	1,000	1,066

Multi-Utilities – 0.1%
Duke Energy Ohio, Inc.,
2.100%, 6–15–13	1,000	1,019

Office Electronics – 0.5%
Xerox Capital Trust I,
8.000%, 2–1–27	2,000	2,035
Xerox Corporation,
4.250%, 2–15–15	1,000	1,052

		3,087

Oil & Gas Equipment & Services – 0.1%
Schlumberger S.A.,
2.650%, 1–15–16 (C)	500	498

Oil & Gas Exploration & Production – 0.1%
EOG Resources, Inc.,
2.500%, 2–1–16	1,000	975

Other Diversified Financial Services – 1.0%
JPMorgan Chase & Co.:
4.650%, 6–1–14	3,000	3,205
3.450%, 3–1–16	2,000	1,989
7.900%, 4–29–49 (B)	1,000	1,094

		6,288

Packaged Foods & Meats – 0.7%
Kellogg Company,
4.450%, 5–30–16	1,000	1,070
Kraft Foods Inc.,
4.125%, 2–9–16	2,000	2,071
Unilever Capital Corporation,
2.750%, 2–10–16	1,000	1,003

		4,144

Pharmaceuticals – 0.7%
Novartis Capital Corporation,
1.900%, 4–24–13	500	508
Pfizer Inc.,
4.450%, 3–15–12	2,500	2,593
Roche Holdings Ltd,
5.000%, 3–1–14 (C)	1,906	2,076

		5,177

Property & Casualty Insurance – 0.9%
Berkshire Hathaway Finance Corporation,
4.000%, 4–15–12 (C)	3,000	3,106
Fidelity National Financial, Inc.,
6.600%, 5–15–17	2,600	2,687

		5,793

Restaurants – 0.1%
YUM! Brands, Inc.,
4.250%, 9–15–15	500	525

Soft Drinks – 0.3%
Coca-Cola Enterprises Inc.,
3.750%, 3–1–12	1,000	1,029
PepsiCo, Inc.,
3.750%, 3–1–14	1,250	1,328

		2,357

Systems Software – 0.1%
Microsoft Corporation,
2.950%, 6–1–14	500		520

Tobacco – 0.1%
Philip Morris International Inc.,
4.500%, 3–26–20	750		769

Wireless Telecommunication Service – 0.4%
America Movil, S.A.B. de C.V.,
3.625%, 3–30–15	1,000		1,028
American Tower Corporation,
4.625%, 4–1–15	1,500		1,555

			2,583

TOTAL CORPORATE DEBT SECURITIES – 15.1%			$103,051
(Cost: $95,654)

OTHER GOVERNMENT SECURITIES
Qatar – 0.2%
State of Qatar,
4.000%, 1–20–15 (C)	1,500		1,549

Supranational – 0.3%
International Bank for Reconstruction and Development,
2.375%, 5–26-15	1,650		1,679

TOTAL OTHER GOVERNMENT SECURITIES – 0.5%			$3,228
(Cost: $3,142)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.4%
National Archives Facility Trust,
8.500%, 9–1–19	2,578		3,074

Mortgage-Backed Obligations – 1.0%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.500%, 12–1–31	263		297
6.500%, 1–1–32	168		190
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 7–1–18	1,260		1,333
4.500%, 9–1–19	3,218		3,393
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
9.000%, 1–15–17	—	*	—	*
4.000%, 9–15–18	1,239		1,304
6.500%, 8–15–28	186		210

			6,727

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.4%			$9,801
(Cost: $8,988)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 0.6%
United States Treasury Notes,
3.000%, 7–15–12 (D)	3,674		3,935

Treasury Obligations – 6.4%
United States Treasury Bonds:
7.250%, 5–15–16	8,500		10,552
6.250%, 8–15–23	5,000		6,202
United States Treasury Notes:
4.250%, 11–15–14	10,000		10,942
4.250%, 8–15–15	15,000		16,443

			44,139

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 7.0%			$48,074
(Cost: $42,637)

SHORT-TERM SECURITIES
Commercial Paper (E) – 2.9%
Danaher Corporation,
0.190%, 4–18–11	2,968	2,968
Ecolab Inc.,
0.150%, 4–11–11	5,000	5,000
Prudential Funding LLC,
0.000%, 4–1–11	2,871	2,871
St. Jude Medical, Inc.,
0.200%, 4–7–11	5,000	4,999
Unilever Capital Corporation,
0.140%, 4–14–11	4,000	4,000

		19,838

Municipal Obligations – Taxable – 0.3%
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-A (Bank of America, N.A.),
0.170%, 4–1–11 (F)	1,950	1,950

TOTAL SHORT-TERM SECURITIES – 3.2%		$21,788
(Cost: $21,788)

TOTAL INVESTMENT SECURITIES – 99.9%		$682,867
(Cost: $514,452)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,023

NET ASSETS – 100.0%		$683,890

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$496,925	$—	$—
Corporate Debt Securities	—	103,051	—
Other Government Securities	—	3,228	—
United States Government Agency Obligations	—	9,801	—
United States Government Obligations	—	48,074	—
Short-Term Securities	—	21,788	—
Total	$496,925	$185,942	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the total value of these securities amounted to $11,305 or 1.7% of net assets.

(D)	The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(E)	Rate shown is the yield to maturity at March 31, 2011.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$514,867
Gross unrealized appreciation	168,223
Gross unrealized depreciation	(223)
Net unrealized appreciation	$168,000

SCHEDULE OF INVESTMENTS Core Investment Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 8.1%
Boeing Company (The)	1,059	$78,270
General Dynamics Corporation	399	30,540
Honeywell International Inc.	1,079	64,403
Precision Castparts Corp.	555	81,670

		254,883

Apparel Retail – 1.1%
Abercrombie & Fitch Co., Class A	590	34,633

Auto Parts & Equipment – 2.0%
Johnson Controls, Inc.	1,542	64,101

Automobile Manufacturers – 2.2%
Bayerische Motoren Werke AG (A)	838	69,919

Biotechnology – 2.8%
Amgen Inc. (B)	1,594	85,194

Broadcasting – 4.7%
CBS Corporation, Class B	5,833	146,057

Cable & Satellite – 3.0%
DIRECTV Group, Inc. (The) (B)	893	41,771
Time Warner Cable Inc.	744	53,063

		94,834

Communications Equipment – 1.6%
Juniper Networks, Inc. (B)	1,228	51,668

Computer Hardware – 4.3%
Apple Inc. (B)	388	135,129

Construction & Farm Machinery & Heavy Trucks – 4.2%
Caterpillar Inc.	624	69,461
Cummins Inc.	572	62,653

		132,114

Consumer Finance – 4.2%
Capital One Financial Corporation	2,496	129,676

Department Stores – 2.1%
Macy’s Inc.	2,705	65,634

Diversified Banks – 2.8%
Wells Fargo & Company	2,735	86,703

Fertilizers & Agricultural Chemicals – 1.5%
Monsanto Company	645	46,637

Health Care Equipment – 1.3%
Covidien plc (B)	793	41,204

Hypermarkets & Super Centers – 2.2%
Costco Wholesale Corporation	953	69,837

Industrial Machinery – 3.1%
Eaton Corporation	873	48,377
Parker Hannifin Corporation	530	50,156

		98,533

Integrated Oil & Gas – 5.3%
ConocoPhillips	1,683	134,384
Petroleo Brasileiro S.A. – Petrobras, ADR	800	32,340

		166,724

Investment Banking & Brokerage – 1.2%
Lazard Group LLC	937	38,948

Motorcycle Manufacturers – 4.8%
Harley-Davidson, Inc.	3,574	151,850

Oil & Gas Equipment & Services – 7.2%
Halliburton Company	1,774	88,428
National Oilwell Varco, Inc.	526	41,656
Schlumberger Limited	1,011	94,292

		224,376

Oil & Gas Exploration & Production – 2.0%
Noble Energy, Inc.	661	63,895

Other Diversified Financial Services – 2.4%
JPMorgan Chase & Co.	1,664	76,729

Packaged Foods & Meats – 1.0%
General Mills, Inc.	863	31,535

Personal Products – 2.1%
Estee Lauder Companies Inc. (The), Class A	670	64,543

Pharmaceuticals – 1.5%
Allergan, Inc.	682	48,432

Railroads – 2.5%
Union Pacific Corporation	787	77,356

Restaurants – 2.0%
McDonald’s Corporation	814	61,899

Semiconductor Equipment – 2.7%
Lam Research Corporation (B)	1,473	83,476

Semiconductors – 7.2%
ARM Holdings plc, ADR	1,057	29,767
Broadcom Corporation, Class A	1,837	72,335
First Solar, Inc. (B)	324	52,042
Microchip Technology Incorporated	1,867	70,958

		225,102

Soft Drinks – 1.9%
Coca-Cola Company (The)	915	60,704

Systems Software – 2.4%
Oracle Corporation	2,267	75,650

Tobacco – 1.9%
Philip Morris International Inc.	891	58,480

TOTAL COMMON STOCKS – 99.3%		$3,116,455
(Cost: $2,325,472)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 0.5%
Caterpillar Financial Services Corporation,
0.000%, 4–1–11	$5,000	5,001

Ecolab Inc.,
0.140%, 4–8–11	3,000	3,000
Prudential Funding LLC,
0.000%, 4–1–11	3,537	3,537
Sara Lee Corporation,
0.270%, 4–21–11	5,000	4,999

		16,537

Commercial Paper (backed by irrevocable letter of credit) (C) – 0.1%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.290%, 4–25–11	3,000	2,999

Municipal Obligations – Taxable – 0.1%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (Bank of New York Mellon Trust Company, N.A. (The)),
0.260%, 4–1–11 (D)	3,000	3,000

TOTAL SHORT-TERM SECURITIES – 0.7%		$22,536
(Cost: $22,536)

TOTAL INVESTMENT SECURITIES – 100.0%		$3,138,991
(Cost: $2,348,008)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(1,260)

NET ASSETS – 100.0%		$3,137,731

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,116,455	$—	$—
Short-Term Securities	—	22,536	—
Total	$3,116,455	$22,536	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at March 31, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,366,089
Gross unrealized appreciation	794,472
Gross unrealized depreciation	(21,570)
Net unrealized appreciation	$772,902

SCHEDULE OF INVESTMENTS Dividend Opportunities Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.2%
Boeing Company (The)	195	$14,379
General Dynamics Corporation	100	7,618
Honeywell International Inc.	201	11,990

		33,987

Asset Management & Custody Banks – 1.8%
T. Rowe Price Group, Inc.	218	14,480

Broadcasting – 1.0%
CBS Corporation, Class B	320	8,012

Casinos & Gaming – 2.5%
Wynn Resorts, Limited	154	19,603

Communications Equipment – 1.3%
QUALCOMM Incorporated	193	10,560

Computer Hardware – 1.6%
Hewlett-Packard Company	320	13,092

Construction & Engineering – 2.3%
Fluor Corporation	254	18,739

Construction & Farm Machinery & Heavy Trucks – 8.7%
Caterpillar Inc.	246	27,420
Cummins Inc.	126	13,768
Deere & Company	284	27,487

		68,675

Consumer Finance – 3.0%
Capital One Financial Corporation	458	23,811

Data Processing & Outsourced Services – 1.9%
Visa Inc., Class A	210	15,434

Diversified Banks – 2.5%
Wells Fargo & Company	633	20,061

Diversified Metals & Mining – 3.3%
Rio Tinto plc, ADR	210	14,950
Southern Copper Corporation	278	11,209

		26,159

Electrical Components & Equipment – 2.5%
Emerson Electric Co.	349	20,372

Homebuilding – 1.2%
D.R. Horton, Inc.	858	9,997

Hotels, Resorts & Cruise Lines – 2.3%
Starwood Hotels & Resorts Worldwide, Inc.	314	18,247

Household Products – 1.7%
Colgate-Palmolive Company	95	7,684
Procter & Gamble Company (The)	99	6,114

		13,798

Industrial Conglomerates – 0.5%
General Electric Company	201	4,037

Industrial Gases – 0.5%
Air Products and Chemicals, Inc.	44	3,959

Industrial Machinery – 2.8%
Eaton Corporation	143	7,903
Ingersoll-Rand plc	302	14,609

		22,512

Integrated Oil & Gas – 2.4%
ConocoPhillips	55	4,374
Exxon Mobil Corporation	173	14,559

		18,933

Integrated Telecommunication Services – 2.1%
AT&T Inc.	412	12,607
Frontier Communications Corporation	476	3,910

		16,517

Investment Banking & Brokerage – 2.7%
Goldman Sachs Group, Inc. (The)	136	21,623

Movies & Entertainment – 2.0%
Walt Disney Company (The)	376	16,204

Oil & Gas Drilling – 1.5%
Seadrill Limited	324	11,694

Oil & Gas Equipment & Services – 14.8%
Baker Hughes Incorporated	163	11,936
Halliburton Company	458	22,809
National Oilwell Varco, Inc.	419	33,186
Schlumberger Limited	556	51,873

		119,804

Oil & Gas Exploration & Production – 3.2%
Anadarko Petroleum Corporation	96	7,844
Apache Corporation	135	17,641

		25,485

Other Diversified Financial Services – 3.1%
JPMorgan Chase & Co.	539	24,856

Paper Packaging – 0.9%
Sonoco Products Company	208	7,521

Personal Products – 1.2%
Estee Lauder Companies Inc. (The), Class A	99	9,559

Pharmaceuticals – 2.5%
Johnson & Johnson	67	3,990
Merck & Co., Inc.	118	3,897
Pfizer Inc.	585	11,876

		19,763

Railroads – 3.5%
Norfolk Southern Corporation	121	8,402
Union Pacific Corporation	201	19,789

		28,191

Restaurants – 2.4%
McDonald’s Corporation	147	11,219
Starbucks Corporation	224	8,266

		19,485

Semiconductors – 3.8%
Microchip Technology Incorporated	795	30,203

Soft Drinks – 2.2%
Coca-Cola Company (The)	152	10,088
PepsiCo, Inc.	116	7,501

		17,589

Systems Software – 1.3%
Oracle Corporation	314	10,477

Tobacco – 3.4%
Altria Group, Inc.	289	7,520
Philip Morris International Inc.	307	20,122

		27,642

TOTAL COMMON STOCKS – 98.6%		$791,081
(Cost: $571,527)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 0.7%
Kellogg Co.,
0.280%, 4–28–11	$3,000	2,999
Prudential Funding LLC, 0.000%, 4–1–11	2,283	2,283

		5,282

Commercial Paper (backed by irrevocable letter of credit) (A) – 0.9%
COFCO Capital Corp. (Rabobank Nederland), 0.230%, 4–14–11	8,000	8,000

Master Note – 0.2%
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (B)	1,533	1,533

United States Government Agency Obligations – 0.9%
Overseas Private Investment Corporation (United States Government), 0.220%, 4–7–11 (B)	7,000	7,000

TOTAL SHORT-TERM SECURITIES – 2.7%		$21,815
(Cost: $21,815)

TOTAL INVESTMENT SECURITIES – 101.3%		$812,896
(Cost: $593,342)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.3%)		(10,366)

NET ASSETS – 100.0%		$802,530

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$791,081	$—	$—
Short-Term Securities	—	21,815	—
Total	$791,081	$21,815	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A)	Rate shown is the yield to maturity at March 31, 2011.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR	= American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$595,633
Gross unrealized appreciation	220,882
Gross unrealized depreciation	(3,619)
Net unrealized appreciation	$217,263

SCHEDULE OF INVESTMENTS Energy Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Auto Parts & Equipment – 1.0%
BorgWarner Inc. (A)	37	$2,949

Coal & Consumable Fuels – 4.5%
Alpha Natural Resources, Inc. (A)	44	2,614
Arch Coal, Inc.	103	3,714
Cameco Corporation	61	1,825
Peabody Energy Corporation	67	4,853

		13,006

Construction & Engineering – 5.1%
Chicago Bridge & Iron Company N.V., NY Shares	89	3,629
Fluor Corporation	106	7,807
Jacobs Engineering Group Inc. (A)	64	3,315

		14,751

Construction & Farm Machinery & Heavy Trucks – 2.7%
Bucyrus International, Inc., Class A	28	2,597
Caterpillar Inc.	20	2,266
Cummins Inc.	27	2,954

		7,817

Diversified Metals & Mining – 1.4%
BHP Billiton Limited, ADR	42	4,013

Industrial Machinery – 1.1%
Gardner Denver, Inc.	42	3,266

Integrated Oil & Gas – 8.9%
ConocoPhillips	81	6,441
Exxon Mobil Corporation	90	7,551
Occidental Petroleum Corporation	76	7,915
Suncor Energy Inc.	89	3,968

		25,875

Oil & Gas Drilling – 6.2%
ENSCO International Incorporated	43	2,502
Helmerich & Payne, Inc.	111	7,655
Nabors Industries Ltd. (A)	108	3,275
Seadrill Limited	99	3,564
Transocean Inc. (A)	13	1,037

		18,033

Oil & Gas Equipment & Services – 30.3%
Baker Hughes Incorporated	131	9,650
Cameron International Corporation (A)	110	6,255
Core Laboratories N.V.	55	5,578
Dresser-Rand Group Inc. (A)	76	4,086
Dril-Quip, Inc. (A)	42	3,323
FMC Technologies, Inc. (A)	53	4,998
Halliburton Company	185	9,198
McDermott International, Inc. (A)	86	2,191
National Oilwell Varco, Inc.	172	13,650
Schlumberger Limited	148	13,765
Superior Energy Services, Inc. (A)	100	4,100
Tenaris S.A., ADR	128	6,346
Weatherford International Ltd. (A)	243	5,490

		88,630

Oil & Gas Exploration & Production – 28.7%
Anadarko Petroleum Corporation	105	8,602
Apache Corporation	70	9,159
Cabot Oil & Gas Corporation	55	2,916
CNOOC Limited, ADR	14	3,530
Concho Resources Inc. (A)	27	2,897
Continental Resources, Inc. (A)	122	8,741
Devon Energy Corporation	38	3,519
EOG Resources, Inc.	39	4,622
Forest Oil Corporation (A)	55	2,062
Newfield Exploration Company (A)	116	8,806
Noble Energy, Inc.	59	5,654
Oasis Petroleum LLC (A)	181	5,707
Plains Exploration and Production Company (A)	81	2,947
Southwestern Energy Company (A)	187	8,035
St. Mary Land & Exploration Company	40	2,971
Ultra Petroleum Corp. (A)	80	3,930

		84,098

Oil & Gas Refining & Marketing – 1.4%
Clean Energy Fuels Corp. (A)	113	1,854
Gevo, Inc. (A)	116	2,289

		4,143

Oil & Gas Storage & Transportation – 5.7%
El Paso Corporation	277	4,986
El Paso Pipeline Partners, L.P.	102	3,703
Enbridge Inc.	81	4,947
Williams Companies, Inc. (The)	91	2,844

		16,480

Semiconductors – 1.3%
First Solar, Inc. (A)	23	3,667

TOTAL COMMON STOCKS – 98.3%		$286,728
(Cost: $181,043)

SHORT-TERM SECURITIES	Principal
Commercial Paper (backed by irrevocable letter of credit) (B) – 1.0%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.), 0.290%, 4–25–11	$3,000	2,999

Master Note – 2.0%
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (C)	5,702	5,702

TOTAL SHORT-TERM SECURITIES – 3.0%		$8,701
(Cost: $8,701)

TOTAL INVESTMENT SECURITIES – 101.3%		$295,429
(Cost: $189,744)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.3%)		(3,824)

NET ASSETS – 100.0%		$291,605

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$286,728	$—	$—
Short-Term Securities	—	8,701	—
Total	$286,728	$8,701	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR	= American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$189,880
Gross unrealized appreciation	106,182
Gross unrealized depreciation	(633)
Net unrealized appreciation	$105,549

SCHEDULE OF INVESTMENTS International Growth Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 4.5%
Coca-Cola Amatil Limited	250	$3,030
David Jones Limited	1,263	6,206
Orica Limited	219	5,976
Telstra Corporation Limited	3,882	11,325

		26,537

Canada – 1.3%
Canadian Natural Resources Limited	160	7,902

China – 5.1%
Baidu.com, Inc., ADR (A)	28	3,790
SINA Corporation (A)	90	9,633
Tingyi Holding Corp.	2,148	5,252
Wynn Macau, Limited	4,027	11,235

		29,910

Denmark – 1.0%
PANDORA Holding A/S (A)(B)	115	5,870

France – 8.3%
Danone	140	9,143
Pinault-Printemps-Redoute S.A.	66	10,088
Safran	175	6,202
Technip-Coflexip	74	7,854
Vinci	247	15,451

		48,738

Germany – 12.1%
adidas AG	163	10,257
Bayer AG	157	12,246
DaimlerChrysler AG, Registered Shares	85	6,000
Fresenius SE & Co. KGaA	129	12,017
Linde AG	59	9,315
MTU Aero Engines Holding AG	82	5,509
Qiagen N.V. (A)	468	9,372
Siemens AG	46	6,346

		71,062

Hong Kong – 3.0%
Cheung Kong (Holdings) Limited	607	9,895
Yue Yuen Industrial (Holdings) Limited	2,465	7,843

		17,738

India – 2.0%
Infrastructure Development Finance Company Limited	768	2,663
Infrastructure Development Finance Company Limited (B)	843	2,921
Larsen & Toubro Limited	170	6,306

		11,890

Italy – 3.8%
Saipem S.p.A.	172	9,124
Tenaris S.A.	546	13,415

		22,539

Japan – 11.7%
Canon Inc.	120	5,240
Honda Motor Co., Ltd.	222	8,340
JGC Corporation	452	10,580
KONAMI Corporation	365	6,755
Mitsubishi Corporation	382	10,590
Mitsubishi Electric Corporation	546	6,446
Mitsui & Co., Ltd.	492	8,823
Nintendo Co., Ltd.	19	5,187

Nissin Kogyo Co., Ltd.	402	6,928

		68,889

Mexico – 1.2%
Grupo Modelo, S.A.B. de C.V., Series C	1,209	7,266

Netherlands – 0.9%
ASML Holding N.V., Ordinary Shares	123	5,404

Norway – 1.4%
Seadrill Limited	233	8,442

Spain – 2.3%
Tecnicas Reunidas, S.A.	115	6,899
Telefonica, S.A.	274	6,847

		13,746

Sweden – 1.4%
Telefonaktiebolaget LM Ericsson, B Shares	643	8,294

Switzerland – 10.5%
ABB Ltd	399	9,587
Credit Suisse Group AG, Registered Shares	131	5,550
Nestle S.A., Registered Shares	216	12,372
Swatch Group Ltd (The), Bearer Shares	10	4,435
Swiss Reinsurance Company, Registered Shares	164	9,377
Syngenta AG	33	10,738
TEMENOS Group AG (A)	267	10,130

		62,189

Taiwan – 1.7%
Hon Hai Precision Ind. Co., Ltd.	2,836	9,933

United Kingdom – 18.1%
Barclays plc	1,170	5,211
BG Group plc	122	3,026
British American Tobacco plc	381	15,289
Capita Group plc (The)	639	7,611
Diageo plc	531	10,089
GlaxoSmithKline plc	457	8,724
Meggitt plc	1,054	5,796
Prudential plc	514	5,820
Rio Tinto plc	94	6,618
Serco Group plc	846	7,576
tesco plc	966	5,907
Virgin Media Inc.	213	5,932
Vodafone Group plc	3,944	11,166
Xstrata plc	328	7,664

		106,429

United States – 4.9%
Apple Inc. (A)	33	11,607
QUALCOMM Incorporated	130	7,145
Schlumberger Limited	112	10,447

		29,199

TOTAL COMMON STOCKS – 95.2%		$561,977
(Cost: $462,206)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 1.9%
Caterpillar Financial Services Corporation, 0.000%, 4–1–11	$3,000	3,000
Corporacion Andina de Fomento, 0.240%, 5–9–11	7,000	6,998

Sara Lee Corporation, 0.000%, 4–1–11	1,475	1,475

		11,473

Municipal Obligations – Taxable – 0.3%
NY Hsng Fin Agy, Archstone Westbury Hsng Rev Bonds, Ser A (Bank of America, N.A.), 0.280%, 4–7–11 (D)	1,500	1,500

TOTAL SHORT-TERM SECURITIES – 2.2%		$12,973
(Cost: $12,973)

TOTAL INVESTMENT SECURITIES – 97.4%		$574,950
(Cost: $475,179)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.6%		15,510

NET ASSETS – 100.0%		$590,460

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$561,977	$—	$—
Short-Term Securities	—	12,973	—
Total	$561,977	$12,973	$—
Swap Agreements	$—	$3,759	$—
Liabilities
Swap Agreements	$—	$129	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

The following total return swap agreements were outstanding at March 31, 2011:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Appreciation
UBS AG, London	$159	Sany Heavy Industry Co., Ltd.	4-21-11	USD LIBOR + 0.700%	$68
UBS AG, London	4,315	Sany Heavy Industry Co., Ltd.	4-25-11	USD LIBOR + 0.700%	1,859
UBS AG, London	4,251	Sany Heavy Industry Co., Ltd.	4-26-11	USD LIBOR + 0.700%	1,832
UBS AG, London	6,163	Ping An Insurance (Group) Company of China, Ltd.	4-26-11	USD LIBOR + 0.700%	(129)
					$3,630

#	The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the total value of these securities amounted to $8,791 or 1.5% of net assets.

(C)	Rate shown is the yield to maturity at March 31, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$476,533
Gross unrealized appreciation	109,769
Gross unrealized depreciation	(11,352)
Net unrealized appreciation	$98,417

SCHEDULE OF INVESTMENTS New Concepts Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 1.1%
Triumph Group, Inc.	191	$16,885

Air Freight & Logistics – 2.6%
C.H. Robinson Worldwide, Inc.	185	13,677
Expeditors International of Washington, Inc.	531	26,634

		40,311

Apparel, Accessories & Luxury Goods – 2.4%
Columbia Sportswear Company	236	14,017
lululemon athletica inc. (A)	259	23,047

		37,064

Application Software – 4.8%
ANSYS, Inc. (A)	362	19,601
Solera Holdings, Inc.	532	27,175
SuccessFactors, Inc. (A)(B)	730	28,535

		75,311

Auto Parts & Equipment – 3.0%
BorgWarner Inc. (A)	388	30,903
Gentex Corporation	466	14,084

		44,987

Automotive Retail – 2.3%
CarMax, Inc. (A)	1,092	35,060

Biotechnology – 0.0%
Vertex Pharmaceuticals Incorporated (A)	13	620

Communications Equipment – 1.0%
Acme Packet, Inc. (A)	230	16,300

Construction & Engineering – 2.1%
Quanta Services, Inc. (A)	1,475	33,093

Construction Materials – 0.8%
Martin Marietta Materials, Inc.	130	11,675

Consumer Electronics – 2.1%
Harman International Industries, Incorporated	684	32,011

Consumer Finance – 1.9%
Discover Financial Services	1,239	29,873

Data Processing & Outsourced Services – 3.9%
Fiserv, Inc. (A)	371	23,257
Paychex, Inc.	1,191	37,349

		60,606

Department Stores – 1.0%
Nordstrom, Inc.	361	16,202

Distillers & Vintners – 1.8%
Brown-Forman Corporation, Class B	407	27,790

Electrical Components & Equipment – 3.2%
Acuity Brands, Inc.	206	12,055
Polypore International, Inc. (A)	285	16,387
Roper Industries, Inc.	237	20,491

		48,933

Electronic Manufacturing Services – 1.3%
Trimble Navigation Limited (A)	390	19,720

Environmental & Facilities Services – 1.0%
Stericycle, Inc. (A)	175	15,535

Food Retail – 1.3%
Whole Foods Market, Inc.	300	19,770

Health Care Distributors – 2.1%
Henry Schein, Inc. (A)	455	31,955

Health Care Equipment – 5.1%
Gen-Probe Incorporated (A)	117	7,736
IDEXX Laboratories, Inc. (A)	203	15,681
Intuitive Surgical, Inc. (A)	46	15,239
Varian Medical Systems, Inc. (A)	611	41,322

		79,978

Health Care Services – 1.3%
Accretive Health, Inc. (A)	715	19,846

Health Care Technology – 1.7%
Cerner Corporation (A)	232	25,843

Homefurnishing Retail – 1.2%
Williams-Sonoma, Inc.	465	18,838

Hotels, Resorts & Cruise Lines – 2.5%
Orient-Express Hotels Ltd. (A)	1,118	13,835
Wyndham Worldwide Corporation	798	25,387

		39,222

Human Resource & Employment Services – 1.2%
Manpower Inc.	296	18,625

Industrial Gases – 0.5%
Airgas, Inc.	121	8,024

Industrial Machinery – 4.1%
Donaldson Company, Inc.	301	18,449
IDEX Corporation	701	30,607
Kaydon Corporation	385	15,088

		64,144

Insurance Brokers – 1.4%
Arthur J. Gallagher & Co.	706	21,454

Internet Retail – 1.2%
Netflix, Inc. (A)	78	18,535

Internet Software & Services – 1.3%
DealerTrack Holdings, Inc. (A)	894	20,530

Investment Banking & Brokerage – 1.4%
Greenhill & Co., Inc.	336	22,105

IT Consulting & Other Services – 0.5%
Teradata Corporation (A)	153	7,777

Oil & Gas Drilling – 2.5%
Patterson-UTI Energy, Inc.	1,304	38,333

Oil & Gas Equipment & Services – 2.2%
Dresser-Rand Group Inc. (A)	644	34,542

Oil & Gas Exploration & Production – 3.4%
Continental Resources, Inc. (A)	257	18,368
Noble Energy, Inc.	163	15,725
Ultra Petroleum Corp. (A)	395	19,474

		53,567

Packaged Foods & Meats – 1.2%
Mead Johnson Nutrition Company	335	19,378

Publishing – 1.6%
Meredith Corporation	754	25,562

Real Estate Management & Development – 1.9%
CB Richard Ellis Group, Inc., Class A (A)	1,093	29,172

Regional Banks – 6.2%
First Horizon National Corporation	796	8,922
First Republic Bank (A)	524	16,197
Huntington Bancshares Incorporated	2,305	15,306
Signature Bank (A)	586	33,073
SVB Financial Group (A)	81	4,611
TCF Financial Corporation	1,142	18,118

		96,227

Restaurants – 1.3%
Chipotle Mexican Grill, Inc., Class A (A)	72	19,502

Semiconductor Equipment – 2.3%
Lam Research Corporation (A)	640	36,257

Semiconductors – 5.4%
Linear Technology Corporation	623	20,958
Microchip Technology Incorporated	1,166	44,324
Semtech Corporation (A)	677	16,949

		82,231

Specialized Finance – 0.9%
CME Group Inc.	48	14,565

Specialty Chemicals – 1.5%
RPM International Inc.	987	23,421

Specialty Stores – 2.4%
PetSmart, Inc.	710	29,075
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	182	8,750

		37,825

Trading Companies & Distributors – 3.0%
Fastenal Company	721	46,729

TOTAL COMMON STOCKS – 98.9%		$1,535,933
(Cost: $1,081,398)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 0.9%
Bank of Nova Scotia,
0.190%, 4–18–11	$8,000	7,999
Caterpillar Financial Services Corporation, 0.000%, 4–1–11	1,821	1,821
PacifiCorp, 0.000%, 4–1–11	1,140	1,140
St. Jude Medical, Inc., 0.200%, 4–7–11	5,000	5,000

		15,960

Commercial Paper (backed by irrevocable letter of credit) (C) – 1.1%
Avon Capital Corp. (Avon Products, Inc.), 0.240%, 4–12–11	7,000	6,999
John Deere Credit Limited (John Deere Capital Corporation), 0.190%, 4–13–11	4,000	4,000
River Fuel Company #2, Inc. (Bank of Nova Scotia), 0.290%, 4–29–11	4,000	3,999

		14,998

TOTAL SHORT-TERM SECURITIES – 2.0%		$30,958
(Cost: $30,958)

TOTAL INVESTMENT SECURITIES – 100.9%		$1,566,891
(Cost: $1,112,356)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.9%)		(14,047)

NET ASSETS – 100.0%		$1,552,844

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,535,933	$—	$—
Short-Term Securities	—	30,958	—
Total	$1,535,933	$30,958	$—
Liabilities
Written Options	$702	$—	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A) No dividends were paid during the preceding 12 months.

(B) Securities serve as cover or collateral for the following written options outstanding at March 31, 2011:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
SuccessFactors, Inc.	Goldman, Sachs & Company	3	May 2011	$39.00	$572	$(694)

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value
Teradata Corporation	Goldman, Sachs & Company	2	April 2011	$45.00	$150	$(8)

(C) Rate shown is the yield to maturity at March 31, 2011.

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,121,070
Gross unrealized appreciation	462,106
Gross unrealized depreciation	(16,285)
Net unrealized appreciation	$445,821

SCHEDULE OF INVESTMENTS Science and Technology Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 4.8%
Archer Daniels Midland Company	1,948	$70,148
Bunge Limited	740	53,542

		123,690

Application Software – 14.3%
ACI Worldwide, Inc. (A)(B)	3,855	126,444
Aspen Technology, Inc. (A)(B)	9,128	136,821
Lawson Software, Inc. (A)(B)	8,901	107,700

		370,965

Biotechnology – 4.4%
Isis Pharmaceuticals, Inc. (A)	1,150	10,399
Vertex Pharmaceuticals Incorporated (A)	2,194	105,134

		115,533

Communications Equipment – 0.3%
InterDigital, Inc.	144	6,875

Computer Hardware – 4.7%
Apple Inc. (A)	352	122,759

Construction & Engineering – 0.5%
Insituform Technologies, Inc., Class A (A)	487	13,014

Consumer Finance – 0.6%
NetSpend Holdings, Inc. (A)	1,399	14,714

Data Processing & Outsourced Services – 12.8%
Alliance Data Systems Corporation (A)	1,883	161,752
Euronet Worldwide, Inc. (A)(B)	2,678	51,757
VeriFone Holdings, Inc. (A)	1,514	83,189
Visa Inc., Class A	351	25,870
WNS (Holdings) Limited, ADR (A)	1,047	11,044

		333,612

Diversified Support Services – 0.6%
EnerNOC, Inc. (A)	756	14,441

Electronic Components – 4.5%
Corning Incorporated	3,018	62,260
POWER–ONE, INC. (A)(B)	6,152	53,828

		116,088

Electronic Equipment & Instruments – 2.3%
Elster Group SE, ADR (A)	969	15,745
Itron, Inc. (A)	776	43,803

		59,548

Health Care Distributors – 0.4%
Animal Health International, Inc. (A)(B)	2,588	10,870

Health Care Facilities – 0.5%
HCA Holdings, Inc. (A)	348	11,773

Health Care Services – 0.7%
Fleury S.A. (C)	331	4,864
Fleury S.A. (C)(D)	948	13,931

		18,795

Health Care Technology–1.4%
Cerner Corporation (A)	328	36,440

Industrial Machinery – 4.0%
ESCO Technologies Inc. (B)	1,873	71,452
Pentair, Inc.	858	32,435

		103,887

Internet Software & Services – 11.2%
eBay Inc.(A)	1,668	51,778
Google Inc., Class A (A)	130	76,442
LoopNet, Inc. (A)	706	9,983
SAVVIS, Inc. (A)	2,567	95,206
SINA Corporation (A)	536	57,363

		290,772

IT Consulting & Other Services – 4.9%
Acxiom Corporation (A)	1,924	27,607
iGate Corporation	435	8,171
Telvent GIT, S.A. (B)	3,138	91,349

		127,127

Managed Health Care – 2.7%
Amil Participacoes S.A. (C)	2,413	28,042
WellPoint, Inc.	596	41,567

		69,609

Semiconductor Equipment – 1.1%
Photronics, Inc. (A)(B)	3,058	27,427

Semiconductors – 19.4%
Advanced Micro Devices, Inc. (A)	3,699	31,808
Cree, Inc. (A)	1,717	79,274
First Solar, Inc. (A)	600	96,520
Inotera Memories, Inc. (C)	4,966	2,533
Micron Technology, Inc. (A)	9,014	103,301
PMC–Sierra, Inc. (A)	3,738	28,035
Samsung Electronics Co., Ltd. (C)	101	85,558
Texas Instruments Incorporated	2,330	80,521

		507,550

Systems Software – 1.1%
Oracle Corporation	597	19,919
Velti plc (A)	596	7,502

		27,421

TOTAL COMMON STOCKS – 97.2%		$2,522,910
(Cost: $1,839,944)

CORPORATE DEBT SECURITIES	Principal
Communications Equipment – 0.4%
InterDigital, Inc., Convertible,
2.500%, 3–15–16 (D)	$8,700	9,353

IT Consulting & Other Services – 0.7%
Telvent GIT, S.A., Convertible,
5.500%, 4–15–15 (B)(D)	16,300	18,948

TOTAL CORPORATE DEBT SECURITIES – 1.1%		$28,301
(Cost: $25,605)

PUT OPTIONS	Number of Contracts
NASDAQ 100 Index, May $2,250.00, Expires 5–23–11	1	3,740
Russell 2000 Index, May $800.00, Expires 5–23–11	2	2,683

TOTAL PUT OPTIONS – 0.2%		$6,423
(Cost: $9,783)

SHORT-TERM SECURITIES	Principal
Commercial Paper (E) – 1.2%
Clorox Co.,
0.290%, 4–21–11	$8,000	7,999

Ecolab Inc.
0.140%, 4–8–11	5,000	5,000
Sara Lee Corporation,
0.270%, 4–21–11	16,000	15,997
Sonoco Products Co.,
0.000%, 4–1–11	841	841

		29,837

Commercial Paper (backed by irrevocable letter of credit) (E) – 0.9%
Avon Capital Corp. (Avon Products, Inc.),
0.240%, 4–12–11	7,000	6,999
Citigroup Funding Inc. (Citigroup Inc.):
0.190%, 4–19–11	5,000	5,000
0.210%, 5–2–11	6,000	5,999
0.230%, 5–16–11	6,000	5,998

		23,996

Municipal Obligations – Taxable – 0.2%
IL Fin Auth (Loyola Univ of Chicago Fin Prog), Commercial Paper Rev Notes (JPMorgan Chase Bank, N.A.),
0.260%, 5–3–11	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 2.3%		$58,833
(Cost: $58,833)

TOTAL INVESTMENT SECURITIES – 100.8%		$2,616,467
(Cost: $1,934,165)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8%)		(20,148)

NET ASSETS – 100.0%		$2,596,319

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,522,910	$—	$—
Corporate Debt Securities	—	28,301	—
Put Options	6,423	—	—
Short-Term Securities	—	58,833	—
Total	$2,529,333	$87,134	$—
Liabilities
Written Options	$1,384	$—	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

The following written options were outstanding at March 31, 2011:

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value
NASDAQ 100 Index	Morgan Stanley Smith Barney LLC	1	May 2011	$2,000.00	$1,122	$(737)
Russell 2000 Index	UBS Securities LLC	2	May 2011	720.00	1,214	(647)
					$2,336	$(1,384)

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the total value of these securities amounted to $42,232 or 1.6% of net assets.

(E)	Rate shown is the yield to maturity at March 31, 2011.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,936,954
Gross unrealized appreciation	733,025
Gross unrealized depreciation	(53,512)
Net unrealized appreciation	$679,513

SCHEDULE OF INVESTMENTS Small Cap Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.0%
AAR Corp. (A)	410	$11,368
Ladish Co., Inc. (A)	365	19,953

		31,321

Air Freight & Logistics – 0.5%
Hub Group, Inc. (A)	111	4,006

Apparel Retail – 3.2%
Zumiez Inc. (A)	949	25,093

Apparel, Accessories & Luxury Goods – 4.3%
Columbia Sportswear Company	148	8,782
Under Armour, Inc., Class A (A)	385	26,180

		34,962

Application Software – 10.7%
ACI Worldwide, Inc. (A)	552	18,116
FactSet Research Systems, Inc.	110	11,547
Solera Holdings, Inc.	275	14,051
SuccessFactors, Inc. (A)	498	19,448
Synchronoss Technologies, Inc. (A)	225	7,822
Ultimate Software Group, Inc. (The) (A)	260	15,276

		86,260

Asset Management & Custody Banks – 2.4%
Affiliated Managers Group, Inc. (A)	117	12,785
Safeguard Scientifics, Inc. (A)	315	6,400

		19,185

Auto Parts & Equipment – 2.1%
Gentex Corporation	540	16,332

Biotechnology – 2.0%
Incyte Corporation (A)	1,017	16,126

Communications Equipment – 4.2%
Acme Packet, Inc. (A)	215	15,256
Aruba Networks, Inc. (A)	528	17,854

		33,110

Computer Hardware – 3.8%
Stratasys, Inc. (A)	638	29,986

Construction & Farm Machinery & HeavyTrucks – 2.9%
Westinghouse Air Brake Technologies Corporation	340	23,053

Consumer Finance – 1.3%
First Cash Financial Services, Inc. (A)	277	10,677

Distributors – 1.0%
LKQ Corporation (A)	332	7,997

Electronic Components – 1.1%
DTS, Inc. (A)	184	8,565

Electronic Equipment & Instruments – 2.1%
OSI Systems, Inc. (A)	441	16,543

Environmental & Facilities Services – 2.5%
Waste Connections, Inc.	691	19,882

Food Distributors – 1.3%
United Natural Foods, Inc. (A)	231	10,349

Food Retail – 1.0%
Casey’s General Stores, Inc.	205	7,987

Gold – 1.5%
African Barrick Gold plc (B)	605	5,254
Alamos Gold Inc. (B)	433	6,852

		12,106

Health Care Equipment – 3.4%
DexCom, Inc. (A)	200	3,100
Volcano Corporation (A)	763	19,540
ZOLL Medical Corporation (A)	96	4,320

		26,960

Human Resource & Employment Services – 1.3%
Kforce Inc. (A)	569	10,413

Industrial Machinery – 3.1%
Graco Inc.	538	24,494

Internet Software & Services – 3.6%
Ancestry.com Inc. (A)	201	7,108
Dice Holdings, Inc. (A)	777	11,740
Vocus, Inc. (A)	372	9,607

		28,455

Investment Banking & Brokerage – 0.5%
Greenhill & Co., Inc.	59	3,906

Leisure Facilities – 2.0%
Vail Resorts, Inc. (A)	321	15,647

Office Services & Supplies – 1.2%
United Stationers Inc.	137	9,741

Oil & Gas Equipment & Services – 5.0%
CARBO Ceramics Inc.	76	10,711
Core Laboratories N.V.	151	15,429
Dril-Quip, Inc. (A)	171	13,516

		39,656

Packaged Foods & Meats – 1.5%
Diamond Foods, Inc.	212	11,841

Regional Banks – 3.5%
Columbia Banking System, Inc.	623	11,943
SVB Financial Group (A)	277	15,792

		27,735

Research & Consulting Services – 1.4%
CoStar Group, Inc. (A)	184	11,521

Restaurants – 3.8%
Buffalo Wild Wings, Inc. (A)	150	8,137
Panera Bread Company, Class A (A)	177	22,428

		30,565

Semiconductor Equipment – 3.3%
Cymer, Inc. (A)	168	9,500
Kulicke and Soffa Industries, Inc. (A)	847	7,917
Teradyne, Inc. (A)	518	9,218

		26,635

Semiconductors – 5.5%
Cavium Networks, Inc. (A)	424	19,032
Cypress Semiconductor Corporation (A)	351	6,797
Semtech Corporation (A)	711	17,801

		43,630

Specialized Finance – 2.4%
Portfolio Recovery Associates, Inc. (A)	224	19,090

Systems Software – 4.3%
MICROS Systems, Inc. (A)	475	23,475
Radiant Systems, Inc. (A)	607	10,749

		34,224

Trucking – 0.8%
Landstar System, Inc.	142	6,473

TOTAL COMMON STOCKS – 98.5%		$784,526
(Cost: $510,955)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 0.4%
Prudential Funding LLC, 0.000%, 4–1–11	$3,297	3,297

Master Note – 0.5%
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (D)	3,843	3,843

Municipal Obligations – Taxable – 0.4%
Santa Clara Cnty, Teeter Plan Oblig, Ser A-1 (JPMorgan Chase Bank, N.A.), 0.260%, 4–5–11	3,000	3,000

TOTAL SHORT-TERM SECURITIES – 1.3%		$10,140
(Cost: $10,140)

TOTAL INVESTMENT SECURITIES – 99.8%		$794,666
(Cost: $521,095)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,613

NET ASSETS – 100.0%		$796,279

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$784,526	$—	$—
Short-Term Securities	—	10,140	—
Total	$784,526	$10,140	$—
Swap Agreements	$—	$227	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

The following total return swap agreements were outstanding at March 31, 2011:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Appreciation
Morgan Stanley	$7,622	Biotech Custom Index	4-3-12	Fed Funds Rate less 0.200%	$227

#	The Fund pays the financing fee multiplied by the notional amount each month. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying index.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at March 31, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$527,564
Gross unrealized appreciation	271,760
Gross unrealized depreciation	(4,658)
Net unrealized appreciation	$267,102

SCHEDULE OF INVESTMENTS Tax-Managed Equity Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.0%
Boeing Company (The)	53	$3,896
Precision Castparts Corp.	27	3,974

		7,870

Air Freight & Logistics – 2.6%
Expeditors International of Washington, Inc.	55	2,748
FedEx Corporation	24	2,252

		5,000

Apparel Retail – 0.8%
Urban Outfitters, Inc. (A)	54	1,623

Application Software – 1.5%
salesforce.com, inc. (A)	22	2,979

Asset Management & Custody Banks – 2.7%
T. Rowe Price Group, Inc.	76	5,074

Auto Parts & Equipment – 2.9%
BorgWarner Inc. (A)	31	2,470
Gentex Corporation	104	3,131

		5,601

Automotive Retail – 1.4%
AutoZone, Inc. (A)	10	2,818

Biotechnology – 0.4%
Ironwood Pharmaceuticals, Inc., Class A (A)	58	816

Broadcasting – 2.9%
CBS Corporation, Class B	157	3,931
Discovery Holding Company, Class A (A)	44	1,736

		5,667

Casinos & Gaming – 4.6%
Las Vegas Sands, Inc. (A)	70	2,955
Wynn Resorts, Limited	46	5,790

		8,745

Communications Equipment – 3.7%
QUALCOMM Incorporated	132	7,246

Computer Hardware – 6.0%
Apple Inc. (A)	34	11,761

Computer Storage & Peripherals – 1.7%
NetApp, Inc. (A)	67	3,223

Construction & Farm Machinery & Heavy Trucks – 3.5%
Caterpillar Inc.	42	4,654
Deere & Company	23	2,195

		6,849

Consumer Finance – 1.6%
American Express Company	70	3,173

Electrical Components & Equipment – 2.2%
Emerson Electric Co.	75	4,362

General Merchandise Stores – 0.8%
Target Corporation	33	1,633

Hotels, Resorts & Cruise Lines – 3.2%
Carnival Corporation	52	2,006
Starwood Hotels & Resorts Worldwide, Inc.	72	4,196

		6,202

Household Products – 1.0%
Colgate-Palmolive Company	25	2,004

Hypermarkets & Super Centers – 1.1%
Costco Wholesale Corporation	30	2,218

Industrial Gases – 1.3%
Praxair, Inc.	25	2,519

Internet Retail – 2.7%
Amazon.com, Inc. (A)	29	5,292

Investment Banking & Brokerage – 1.9%
Goldman Sachs Group, Inc. (The)	24	3,740

IT Consulting & Other Services – 2.4%
Cognizant Technology Solutions Corporation, Class A (A)	58	4,729

Life Sciences Tools & Services – 1.8%
Thermo Fisher Scientific Inc. (A)	65	3,585

Movies & Entertainment – 1.7%
Walt Disney Company (The)	78	3,344

Oil & Gas Equipment & Services – 9.5%
Halliburton Company	115	5,737
National Oilwell Varco, Inc.	54	4,289
Schlumberger Limited	91	8,486

		18,512

Other Diversified Financial Services – 1.2%
JPMorgan Chase & Co.	52	2,398

Personal Products – 2.0%
Estee Lauder Companies Inc. (The), Class A	39	3,797

Pharmaceuticals – 3.2%
Allergan, Inc.	60	4,261
Teva Pharmaceutical Industries Limited, ADR	38	1,907

		6,168

Restaurants – 3.2%
Starbucks Corporation	110	4,057
YUM! Brands, Inc.	44	2,272

		6,329

Semiconductor Equipment – 2.2%
ASML Holding N.V., NY Registry Shares	33	1,469
Lam Research Corporation (A)	51	2,872

		4,341

Semiconductors – 4.1%
Altera Corporation	32	1,413
ARM Holdings plc, ADR	34	961
Broadcom Corporation, Class A	80	3,162
Microchip Technology Incorporated	64	2,439

		7,975

Soft Drinks – 3.2%
Coca-Cola Company (The)	59	3,888
PepsiCo, Inc.	35	2,258

		6,146

Specialty Chemicals – 0.9%
Ecolab Inc.	34	1,727

Systems Software – 5.6%
Oracle Corporation	281	9,360
VMware, Inc., Class A (A)	20	1,639

		10,999

TOTAL COMMON STOCKS – 95.5%		$186,465
(Cost: $140,599)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 3.1%
Clorox Co., 0.250%, 4–7–11	$6,000	6,000

Master Note – 1.3%
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (C)	2,609	2,609

TOTAL SHORT-TERM SECURITIES – 4.4%		$8,609
(Cost: $8,609)

TOTAL INVESTMENT SECURITIES – 99.9%		$195,074
(Cost: $149,208)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		150

NET ASSETS – 100.0%		$195,224

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$186,465	$—	$—
Short-Term Securities	—	8,609	—
Total	$186,465	$8,609	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$149,208
Gross unrealized appreciation	47,020
Gross unrealized depreciation	(1,154)
Net unrealized appreciation	$45,866

SCHEDULE OF INVESTMENTS Value Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 2.0%
Omnicom Group Inc.	201	$9,856

Aerospace & Defense – 1.9%
Honeywell International Inc.	158	9,416

Biotechnology – 1.8%
Amgen Inc. (A)	160	8,568

Brewers – 1.1%
Molson Coors Brewing Company, Class B	113	5,313

Broadcasting – 0.4%
CBS Corporation, Class B	73	1,815

Cable & Satellite – 2.3%
Time Warner Cable Inc.	160	11,430

Computer Hardware – 3.8%
Hewlett-Packard Company	455	18,633

Consumer Finance – 2.5%
Capital One Financial Corporation	234	12,143

Department Stores – 1.5%
Macy’s Inc.	301	7,297

Diversified Banks – 4.7%
Wells Fargo & Company	725	22,986

Diversified Metals & Mining – 0.7%
Freeport-McMoRan Copper & Gold Inc., Class B	63	3,522

Drug Retail – 3.4%
CVS Corporation	496	17,029

Electric Utilities – 1.0%
PPL Corporation (B)	187	4,729

Health Care Distributors – 3.9%
McKesson Corporation	244	19,288

Industrial Conglomerates – 2.4%
General Electric Company	559	11,208

Industrial Machinery – 2.2%
Ingersoll-Rand plc	225	10,855

Integrated Oil & Gas – 9.7%
ConocoPhillips	268	21,402
Marathon Oil Corporation (B)	148	7,863
Occidental Petroleum Corporation	166	17,366

		46,631

Investment Banking & Brokerage – 6.0%
Goldman Sachs Group, Inc. (The)	105	16,560
Morgan Stanley	458	12,504

		29,064

IT Consulting & Other Services – 2.9%
Accenture plc, Class A (B)	106	5,816
International Business Machines Corporation	50	8,170

		13,986

Managed Health Care – 2.2%
WellPoint, Inc.	152	10,615

Office Electronics – 3.7%
Xerox Corporation	1,692	18,024

Oil & Gas Equipment & Services – 2.0%
National Oilwell Varco, Inc. (B)	125	9,933

Oil & Gas Storage & Transportation – 5.7%
Energy Transfer Equity, L.P.	108	4,865
Enterprise Products Partners L.P.	113	4,857
MarkWest Energy Partners, L.P. (B)	156	7,537
Regency Energy Partners LP	392	10,702

		27,961

Other Diversified Financial Services – 4.3%
Bank of America Corporation	1,559	20,776

Packaged Foods & Meats – 1.6%
J.M. Smucker Company (The)	109	7,782

Pharmaceuticals – 0.8%
Johnson & Johnson	63	3,703

Property & Casualty Insurance – 9.8%
ACE Limited	328	21,188
Travelers Companies, Inc. (The)	282	16,790
XL Group plc	420	10,320

		48,298

Regional Banks – 2.6%
Regions Financial Corporation	672	4,879
SunTrust Banks, Inc.	270	7,786

		12,665

Reinsurance – 2.1%
RenaissanceRe Holdings Ltd. (B)	148	10,204

Soft Drinks – 2.1%
Dr Pepper Snapple Group, Inc.	269	9,992

Systems Software – 1.9%
Symantec Corporation (A)	503	9,322

Tobacco – 1.3%
Philip Morris International Inc.	95	6,222

TOTAL COMMON STOCKS – 94.3%		$459,266
(Cost: $366,836)

WARRANTS
Diversified Banks – 0.5%
Wells Fargo & Company	231	2,606

Other Diversified Financial Services – 0.5%
Bank of America Corporation	294	2,253

TOTAL WARRANTS – 1.0%		$4,859
(Cost: $4,306)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 2.4%
Corporacion Andina de Fomento, 0.210%, 4-25-11	$5,000	4,999
McCormick & Co. Inc., 0.000%, 4-1-11	4,000	4,000
Prudential Funding LLC, 0.000%, 4-1-11	2,671	2,671

		11,670

Municipal Obligations – Taxable – 2.1%
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-G (Bank of America, N.A.), 0.240%, 4-1-11 (D)	10,000	10,000

TOTAL SHORT-TERM SECURITIES – 4.5%		$21,670
(Cost: $21,670)

TOTAL INVESTMENT SECURITIES – 99.8%		$485,795
(Cost: $392,812)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		858

NET ASSETS – 100.0%		$486,653

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$459,266	$—	$—
Warrants	4,859	—	—
Short-Term Securities	—	21,670	—
Total	$464,125	$21,670	$—
Liabilities
Written Options	$1,713	$—	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A) No dividends were paid during the preceding 12 months.

(B) Securities serve as cover or collateral for the following written options outstanding at March 31, 2011:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
Accenture plc, Class A:	Goldman, Sachs & Company	1	May 2011	$55.00	$50	$(78)
	Goldman, Sachs & Company	1	May 2011	57.50	21	(29)
Marathon Oil Corporation	UBS Securities LLC	1	April 2011	50.00	79	(356)
MarkWest Energy Partners, L.P.:	Goldman, Sachs & Company	—*	May 2011	45.00	52	(154)
	Goldman, Sachs & Company	1	May 2011	49.00	41	(86)
National Oilwell Varco, Inc.	UBS Securities LLC	1	May 2011	90.00	72	(61)
PPL Corporation	Goldman, Sachs & Company	2	July 2011	27.00	54	(47)
RenaissanceRe Holdings Ltd.:	Morgan Stanley Smith Barney LLC	1	April 2011	65.00	51	(288)
	Morgan Stanley Smith Barney LLC	1	July 2011	65.00	140	(354)
					$560	$(1,453)

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value
Allstate Corporation	Goldman, Sachs & Company	4	July 2011	$27.00	$291	$(150)
Honeywell International Inc.	Goldman, Sachs & Company	—*	May 2011	50.00	12	(5)
Johnson & Johnson:	Goldman, Sachs & Company	2	July 2011	50.00	41	(34)
	Goldman, Sachs & Company	2	July 2011	52.50	71	(55)
XL Group plc	Goldman, Sachs & Company	1	May 2011	20.00	26	(16)
					$441	$(260)

*	Not shown due to rounding.

(C) Rate shown is the yield to maturity at March 31, 2011.

(D) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$397,451
Gross unrealized appreciation	91,561
Gross unrealized depreciation	(3,217)
Net unrealized appreciation	$88,344

SCHEDULE OF INVESTMENTS Vanguard Fund (in thousands)	MARCH 31, 2011	(UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.2%
Boeing Company (The)	144	$10,661
Precision Castparts Corp.	320	47,157
		57,818

Air Freight & Logistics – 1.7%
Expeditors International of Washington, Inc.	481	24,122
FedEx Corporation	1	131
		24,253

Apparel Retail – 1.3%
Abercrombie & Fitch Co., Class A	301	17,692

Application Software – 1.0%
salesforce.com, inc. (A)	108	14,467

Asset Management & Custody Banks – 3.4%
T. Rowe Price Group, Inc.	703	46,680

Auto Parts & Equipment – 3.2%
BorgWarner Inc. (A)	240	19,086
Gentex Corporation	888	26,868

		45,954

Automotive Retail – 2.3%
AutoZone, Inc. (A)	83	22,815
O’Reilly Automotive, Inc. (A)	168	9,642

		32,457

Broadcasting – 3.1%
CBS Corporation, Class B	1,683	42,135
Discovery Holding Company, Class A (A)	16	642

		42,777

Casinos & Gaming – 5.0%
Las Vegas Sands, Inc. (A)	105	4,450
Wynn Resorts, Limited	522	66,425

		70,875

Communications Equipment – 5.5%
Juniper Networks, Inc. (A)	554	23,325
QUALCOMM Incorporated	973	53,350

		76,675

Computer Hardware – 7.5%
Apple Inc. (A)	301	104,814

Computer Storage & Peripherals – 1.1%
NetApp, Inc. (A)	307	14,767

Construction & Farm Machinery & Heavy Trucks – 2.5%
Caterpillar Inc.	316	35,153

Data Processing & Outsourced Services – 0.2%
Visa Inc., Class A	38	2,805

Electrical Components & Equipment – 2.6%
Emerson Electric Co.	627	36,647

Environmental & Facilities Services – 0.6%
Stericycle, Inc. (A)	100	8,849

Fertilizers & Agricultural Chemicals – 0.5%
Monsanto Company	94	6,756

Footwear – 0.3%
NIKE, Inc., Class B	59	4,481

Health Care Equipment – 0.1%
Intuitive Surgical, Inc. (A)	5	1,601

Hotels, Resorts & Cruise Lines – 2.9%
Starwood Hotels & Resorts Worldwide, Inc.	700	40,696

Industrial Gases – 2.4%
Praxair, Inc.	346	35,123

Industrial Machinery – 0.3%
Danaher Corporation	80	4,152

Internet Retail – 1.1%
Amazon.com, Inc. (A)	83	14,969

Internet Software & Services – 4.2%
Google Inc., Class A (A)	100	58,387

IT Consulting & Other Services – 4.0%
Cognizant Technology Solutions Corporation, Class A (A)	694	56,475

Life Sciences Tools & Services – 0.0%
Thermo Fisher Scientific Inc. (A)	5	272

Movies & Entertainment – 1.3%
Walt Disney Company (The)	419	18,059

Oil & Gas Equipment & Services – 9.8%
Halliburton Company	481	23,978
National Oilwell Varco, Inc.	622	49,290
Schlumberger Limited	687	64,114

		137,382

Other Diversified Financial Services – 1.9%
JPMorgan Chase & Co.	589	27,153

Personal Products – 2.5%
Estee Lauder Companies Inc. (The), Class A	376	36,193

Pharmaceuticals – 4.3%
Allergan, Inc.	836	59,337

Restaurants – 3.2%
Starbucks Corporation	1,211	44,739

Semiconductor Equipment – 2.2%
Lam Research Corporation (A)	533	30,217

Semiconductors – 4.5%
ARM Holdings plc, ADR	320	9,026
Broadcom Corporation, Class A	439	17,276
Microchip Technology Incorporated	983	37,347

		63,649

Soft Drinks – 0.9%
Coca-Cola Company (The)	171	11,352
PepsiCo, Inc.	12	741

		12,093

Specialty Chemicals – 0.2%
Ecolab Inc.	43	2,194

Systems Software – 6.4%
Oracle Corporation	1,998	66,663
VMware, Inc., Class A (A)	283	23,084

		89,747

TOTAL COMMON STOCKS – 98.2%		$1,376,358
(Cost: $1,004,395)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.8%
Caterpillar Financial Services Corporation, 0.000%, 4–1–11	$7,179	7,179
Clorox Co., 0.250%, 4–6–11	5,000	5,000
McCormick & Co. Inc., 0.000%, 4–1–11	3,000	3,000
Sara Lee Corporation, 0.270%, 4–21–11	5,000	4,999
St. Jude Medical, Inc., 0.200%, 4–7–11	5,000	5,000

		25,178

Municipal Obligations – Taxable – 0.3%
NYC GO Bonds, Fiscal 2006 Ser E (Bank of America, N.A.),
0.240%, 4–1–11 (C)	4,000	4,000

TOTAL SHORT-TERM SECURITIES – 2.1%		$29,178
(Cost: $29,178)

TOTAL INVESTMENT SECURITIES – 100.3%		$1,405,536
(Cost: $1,033,573)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3%)		(4,350)

NET ASSETS – 100.0%		$1,401,186

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,376,358	$—	$—
Short–Term Securities	—	29,178	—
Total	$1,376,358	$29,178	$—

There were no significant transfers between any levels during the period ended March 31, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,046,911
Gross unrealized appreciation	360,383
Gross unrealized depreciation	(1,758)
Net unrealized appreciation	$358,625

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By:	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 26, 2011

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 26, 2011